SHARE BASED AND OTHER COMPENSATION (Details 2) - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding Beginning	186,900	163,067	202,438
Granted	10,000	114,501	32,486
Issued	(10,834)	(77,835)	(32,790)
Forfeited	(26,483)	(12,833)	(39,067)
Outstanding Ending	159,583	186,900	163,067
Weighted Average Grant Date Price, Outstanding Beginning	$ 12.29	$ 24.40	$ 23.00
Granted	1.80	9.00	26.60
Issued	(18.75)	6.60	18.80
Forfeited	(16.15)	24.50	22.70
Weighted Average Grant Date Price, Outstanding Ending	$ 10.56	$ 12.29	$ 24.40